Business Combinations - Net Cash Flow on Acquisition (Details) - BioNTech Austria € in Millions	Oct. 01, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Transaction costs of the acquisition (included in cash flows from operating activities)	€ (0.5)
Net cash acquired (included in cash flows used in investing)	0.9
Cash paid (included in cash flow used in investing activities)	(21.7)
Net cash flow on acquisition	€ (21.3)